DISCONTINUED OPERATIONS - Narrative (Details) - CNY (¥) ¥ in Thousands			1 Months Ended	12 Months Ended
	Dec. 09, 2021	Nov. 18, 2021	Oct. 31, 2021	Dec. 31, 2021
Wowo | Disposed of by sale
DISCONTINUED OPERATIONS
Disposal transaction with cash consideration		¥ 250,000
Gain (loss) on disposal				¥ (34,276)
Gain (Loss) on Disposal, Income Statement Location				Net income/(loss) from discontinued operations
BEST Express | Held for sale
DISCONTINUED OPERATIONS
Recognized loss on the initial measurement of disposal			¥ 0
Disposal transaction with cash consideration	¥ 3,876,286
Liabilities assumed	¥ 5,612,888
Gain (loss) on disposal				¥ 3,213,599
Gain (Loss) on Disposal, Income Statement Location				Net income/(loss) from discontinued operations